Finance result, net (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Finance result, net
Interests income	SFr 3	SFr 1,507	SFr 3	SFr 9,078
Interests cost	(334)	(437)	(365)	(583)
Interests expense on leases	(495)	(427)	(1,012)	(892)
Foreign exchange gains /(losses)	6,657	(27,339)	(11,945)	18,615
Finance result	SFr 5,831	SFr (26,696)	SFr (13,319)	SFr 26,218